Liability in respect of government grants (Tables)	12 Months Ended
Dec. 31, 2024
Liability in respect of government grants
Schedule of liability in respect of government grants

	December 31,
	2023	2024
Balance as of January 1	1,986	2,157
Payment of royalties	(298)	(180)
Revaluation of the liability	469	(967)
Balance as of December 31	2,157	1,010

Current maturities in respect of government grants	262	167
Non-current liability in respect of government grants	1,895	843